Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment
Summary of property and equipment

Property and equipment as of December 31, 2022 and 2021 were comprised of the following (in thousands):

	December 31,
	2022	2021
Processing and research equipment	$(1,000)	$(985)
Leasehold improvements	613	606
Office equipment and furniture	188	187
Computer hardware and software	1,029	994
	830	802
Less: accumulated depreciation and amortization	(585)	(588)
Property and equipment, net	$245	$214